Label	Element	Value
FPA New Income, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000099203_SupplementTextBlock

FPA New Income, Inc. (FPNIX)

Supplement dated March 10, 2017 to the
Prospectus dated January 31, 2017

This Supplement updates certain information contained in the Prospectus for FPA New Income, Inc. (the "Fund") dated January 31, 2017. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpafunds.com or calling us at (800) 638-3060.

Risk/Return [Heading]	rr_RiskReturnHeading	FPA New Income, Inc.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Effective March 10, 2017, the two sentences in each of the sections titled "Investment Objective" on page 2 and "INVESTMENT OBJECTIVE" on page 9 of the Prospectus are hereby deleted in their entirety and replaced with the following:

The Fund seeks to provide long-term total return, which includes income and capital appreciation, while considering capital preservation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE